Warrants - Schedules of Warrants Outstanding (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2016
Class Of Warrant Or Right [Line Items]
Number of warrants outstanding			0
Series G Preferred Redeemable Convertible Stock
Class Of Warrant Or Right [Line Items]
Number of warrants outstanding	7,883,377	8,099,723
Issuance date	April 2010 through September 2012	April 2010 through September 2012
Expiration dates	Various through September 2017	Various through September 2016
Exercise price(s)	$ 1.04	$ 1.04
Common share equivalent if exercised and converted	788,338	809,972